Accounts Receivable, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable, net	The accounts receivable, net balance was as follows:

	March 31, 2022	December 31, 2021
Billed receivables	$10,152	$14,820
Unbilled receivables	1,832	1,442
Total accounts receivable, net	$11,984	$16,262

The accounts receivable, net balance was as follows:

	Successor
	December 31, 2021	December 31, 2020
Accounts receivable, net
Billed receivables	$14,820	$5,352
Unbilled receivables	1,442	705
Total accounts receivable, net	$16,262	$6,057